Operating Leases - Summary of Minimum Annual Lease Payments for Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 24,331
2017	17,270
2018	13,580
2019	10,845
2020	8,490
Thereafter	18,958
Total	$ 93,474